Trade Receivables – Net (Tables)	12 Months Ended
Dec. 31, 2024
Trade Receivables Net [Abstract]
Schedule of Age of Net Receivables that are Past Due	Age of net receivables that are past due were as follows:
	At December 31,
	2024	2023

30 - 60 days	$627,565	$423,500
61 - 90 days	219,703	192,525
91 + days	996,262	592,854
Total	$1,843,530	$1,208,879

Schedule of Allowance for Doubtful Accounts

During the years ended December 31, 2024 and 2023, the movement in the allowance for doubtful accounts was as follows:

	2024	2023

Balance at beginning of year	$283,557	$226,432
Provisions	87,127	96,343
Cancellation	0	0
Account recoveries	(1,828)	(20,236)
Translations effects	109,308	(18,982)
Balance at end of year	$478,164	$283,557